Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 23, 2022
Summary of Significant Accounting Policies [Line Items]
Provisions for (reversal of) doubtful accounts of other receivables	$ 1,279	$ 193	$ 1,428,794
Impairment charge on goodwill	1,415,341	10,636,358
Impairment for right-of-use lease assets
Contract assets
Deferred contract costs
Deferred contract cost charged to cost of revenue			10,023,720
Impairment allowance on deferred contract costs
Advance from customers		1,342,535	4,788,289	$ 3,833,172
Deferred revenue		750,877	183,963	$ 234,639
Number of revenue streams | item	3
Percentage of tax benefit	50.00%
Total advertising expenses	$ 1,282,267	1,460,948	360,735
Recognized government grant	$ 248,637	578,761	183,451
other income, net	Other income, net
Government grant deferred and included in liabilities
Operating segment	1
Reportable segment	1
Deposited in financial institutions	$ 8,682,809	8,703,667	11,234,585
Deposit insurance maximum limit	69,000				¥ 500,000
Credit risk [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in financial institutions	$ 2,057,188	7,253,466
Credit risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.00%
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies [Line Items]
Number of performance obligations | item	2
License [Member]
Summary of Significant Accounting Policies [Line Items]
Technical support service period	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies [Line Items]
Standard warranty period	12 months
Long-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill		24,005,161
Intangible assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	1 year				1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	10 years				10 years
Baijiayun Group Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	100.00%				100.00%
Minority shareholder's equity interests						3.21%
Henan BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%	49.00%			49.00%
Xi’an BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%	49.00%			49.00%
Xinjiang BaiJiaYun {Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%	49.00%			49.00%
Baijiayi Digital [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%				49.00%
Shaanxi BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests		49.00%